Quarterly Holdings Report
for
Fidelity Simplicity RMD 2010 Fund℠
October 31, 2022
RW32-NPRT1-1222
1.858595.116
Domestic Equity Funds - 13.6%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (a)	5,036	46,681
Fidelity Series Blue Chip Growth Fund (a)	11,038	115,234
Fidelity Series Commodity Strategy Fund (a)	46,934	99,500
Fidelity Series Growth Company Fund (a)	15,321	220,169
Fidelity Series Intrinsic Opportunities Fund (a)	5,846	85,465
Fidelity Series Large Cap Stock Fund (a)	13,100	216,405
Fidelity Series Large Cap Value Index Fund (a)	4,884	68,529
Fidelity Series Opportunistic Insights Fund (a)	8,797	133,452
Fidelity Series Small Cap Discovery Fund (a)	2,094	21,510
Fidelity Series Small Cap Opportunities Fund (a)	6,562	78,157
Fidelity Series Stock Selector Large Cap Value Fund (a)	12,292	152,788
Fidelity Series Value Discovery Fund (a)	7,876	120,185
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,397,487)		1,358,075

International Equity Funds - 17.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	9,016	120,538
Fidelity Series Emerging Markets Fund (a)	10,108	70,147
Fidelity Series Emerging Markets Opportunities Fund (a)	45,203	640,526
Fidelity Series International Growth Fund (a)	20,253	278,484
Fidelity Series International Small Cap Fund (a)	5,168	74,833
Fidelity Series International Value Fund (a)	30,070	277,850
Fidelity Series Overseas Fund (a)	27,402	276,757
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,013,854)		1,739,135

Bond Funds - 61.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	128,816	1,255,958
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	49,733	402,835
Fidelity Series Emerging Markets Debt Fund (a)	7,532	51,595
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	2,156	17,116
Fidelity Series Floating Rate High Income Fund (a)	1,152	10,089
Fidelity Series High Income Fund (a)	6,673	54,181
Fidelity Series International Credit Fund (a)	406	3,145
Fidelity Series International Developed Markets Bond Index Fund (a)	46,006	393,356
Fidelity Series Investment Grade Bond Fund (a)	358,710	3,447,207
Fidelity Series Long-Term Treasury Bond Index Fund (a)	82,990	467,236
Fidelity Series Real Estate Income Fund (a)	2,635	24,951
TOTAL BOND FUNDS (Cost $7,049,144)		6,127,669

Short-Term Funds - 7.3%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 3.25% (a)(b)	603,300	603,300
Fidelity Series Short-Term Credit Fund (a)	12,749	120,351
TOTAL SHORT-TERM FUNDS (Cost $729,715)		723,651

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,190,200)	9,948,530
NET OTHER ASSETS (LIABILITIES) - 0.0%	(163)
NET ASSETS - 100.0%	9,948,367

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,403,450	22,042	124,468	-	(3,069)	(41,997)	1,255,958
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	422,238	62,553	35,584	-	(5,455)	(40,917)	402,835
Fidelity Series All-Sector Equity Fund	59,213	123	9,771	-	(1,895)	(989)	46,681
Fidelity Series Blue Chip Growth Fund	132,935	18,452	18,908	4,001	(4,230)	(13,015)	115,234
Fidelity Series Canada Fund	139,778	2,930	15,399	-	(706)	(6,065)	120,538
Fidelity Series Commodity Strategy Fund	171,741	90,553	64,495	87,533	(47,511)	(50,788)	99,500
Fidelity Series Emerging Markets Debt Fund	59,494	1,471	5,154	832	(1,550)	(2,666)	51,595
Fidelity Series Emerging Markets Debt Local Currency Fund	19,815	262	1,985	-	(395)	(581)	17,116
Fidelity Series Emerging Markets Fund	88,289	1,158	6,673	-	(1,080)	(11,547)	70,147
Fidelity Series Emerging Markets Opportunities Fund	796,754	20,681	75,889	-	(19,830)	(81,190)	640,526
Fidelity Series Floating Rate High Income Fund	11,402	210	1,430	184	(71)	(22)	10,089
Fidelity Series Government Money Market Fund 3.25%	523,665	116,752	37,117	3,591	-	-	603,300
Fidelity Series Growth Company Fund	269,035	9,313	42,058	-	(9,085)	(7,036)	220,169
Fidelity Series High Income Fund	61,566	963	5,878	821	(864)	(1,606)	54,181
Fidelity Series International Credit Fund	3,451	28	-	28	-	(334)	3,145
Fidelity Series International Developed Markets Bond Index Fund	455,236	4,644	38,812	608	(4,687)	(23,025)	393,356
Fidelity Series International Growth Fund	331,753	12,576	32,921	-	(9,300)	(23,624)	278,484
Fidelity Series International Small Cap Fund	89,837	186	5,226	-	(1,245)	(8,719)	74,833
Fidelity Series International Value Fund	328,927	1,248	33,331	-	(4,401)	(14,593)	277,850
Fidelity Series Intrinsic Opportunities Fund	172,684	37,985	93,208	29,932	(1,277)	(30,719)	85,465
Fidelity Series Investment Grade Bond Fund	3,882,104	177,163	290,244	30,339	(32,273)	(289,543)	3,447,207
Fidelity Series Large Cap Stock Fund	255,107	31,258	52,501	13,463	(3,441)	(14,018)	216,405
Fidelity Series Large Cap Value Index Fund	85,932	276	15,446	-	(470)	(1,763)	68,529
Fidelity Series Long-Term Treasury Bond Index Fund	539,551	52,017	31,822	3,405	(855)	(91,655)	467,236
Fidelity Series Opportunistic Insights Fund	150,723	12,584	22,792	-	(2,947)	(4,116)	133,452
Fidelity Series Overseas Fund	333,700	11,868	33,768	-	(7,902)	(27,141)	276,757
Fidelity Series Real Estate Income Fund	32,013	1,522	4,895	1,456	(602)	(3,087)	24,951
Fidelity Series Short-Term Credit Fund	130,581	1,365	8,464	559	(183)	(2,948)	120,351
Fidelity Series Small Cap Discovery Fund	27,522	58	4,400	-	(807)	(863)	21,510
Fidelity Series Small Cap Opportunities Fund	91,352	4,129	12,649	3,514	(29)	(4,646)	78,157
Fidelity Series Stock Selector Large Cap Value Fund	190,122	3,845	37,362	-	(2,975)	(842)	152,788
Fidelity Series Value Discovery Fund	146,563	1,692	27,954	-	(891)	775	120,185
	11,406,533	701,907	1,190,604	180,266	(170,026)	(799,280)	9,948,530

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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